Summary of Significant Accounting Policies (Detail)	3 Months Ended		9 Months Ended			12 Months Ended			3 Months Ended	9 Months Ended	12 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended	3 Months Ended			12 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2011 USD ($)	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Sep. 30, 2011 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Sep. 30, 2012 Major Customer One [Member] Customer Concentration Risk [Member]	Sep. 30, 2012 Major Customer One [Member] Customer Concentration Risk [Member]	Dec. 31, 2010 Major Customer One [Member] Customer Concentration Risk [Member]	Dec. 31, 2011 Major Customer One [Member] Customer Concentration Risk [Member] USD ($)	Sep. 30, 2012 Major Customer Two [Member] Customer Concentration Risk [Member]	Sep. 30, 2012 Major Customer Two [Member] Customer Concentration Risk [Member]	Dec. 31, 2010 Major Customer Two [Member] Customer Concentration Risk [Member]	Dec. 31, 2010 Two Major Customers [Member] Customer Concentration Risk [Member] USD ($)	Sep. 30, 2012 Building and Building Improvements [Member]	Dec. 31, 2011 Building and Building Improvements [Member]	Sep. 30, 2012 Computer Equipment [Member]	Dec. 31, 2011 Computer Equipment [Member]	Sep. 30, 2012 Museum Decoration and Renovation [Member]	Dec. 31, 2011 Museum Decoration and Renovation [Member]	Sep. 30, 2012 Machinery and Equipment [Member]	Dec. 31, 2011 Machinery and Equipment [Member]	Sep. 30, 2012 Other Machinery and Equipment [Member]	Dec. 31, 2011 Other Machinery and Equipment [Member]	Sep. 30, 2012 Major Vendor One [Member] Supplier Concentration Risk [Member]	Sep. 30, 2011 Major Vendor One [Member] Supplier Concentration Risk [Member]	Sep. 30, 2012 Major Vendor One [Member] Supplier Concentration Risk [Member]	Dec. 31, 2011 Major Vendor One [Member] Supplier Concentration Risk [Member]	Sep. 30, 2012 Major Vendor Two [Member] Supplier Concentration Risk [Member]	Sep. 30, 2011 Major Vendor Two [Member] Supplier Concentration Risk [Member]	Sep. 30, 2012 Major Vendor Two [Member] Supplier Concentration Risk [Member]	Dec. 31, 2011 Major Vendor Two [Member] Supplier Concentration Risk [Member]	Sep. 30, 2011 Major Vendor Three [Member] Supplier Concentration Risk [Member]	Sep. 30, 2012 Major Vendor Three [Member] Supplier Concentration Risk [Member]	Dec. 31, 2011 Major Vendor Three [Member] Supplier Concentration Risk [Member]	Sep. 30, 2012 Major Vendor Four [Member] Supplier Concentration Risk [Member]	Sep. 30, 2011 Major Vendor Four [Member] Supplier Concentration Risk [Member]	Sep. 30, 2012 Major Vendor Five [Member] Supplier Concentration Risk [Member]	Dec. 31, 2011 China, Yuan Renminbi [Member]	Dec. 31, 2010 China, Yuan Renminbi [Member]	Dec. 31, 2010 Macau Patacas, MOP [Member]	Sep. 30, 2012 Customer Concentration Risk [Member] USD ($)	Sep. 30, 2011 Customer Concentration Risk [Member]	Sep. 30, 2012 Customer Concentration Risk [Member] USD ($)	Sep. 30, 2011 Customer Concentration Risk [Member]	Dec. 31, 2011 Customer Concentration Risk [Member] USD ($)	Dec. 31, 2010 Customer Concentration Risk [Member]	Dec. 31, 2011 Supplier Concentration Risk [Member] Three major vendors [Member] USD ($)	Dec. 31, 2010 Supplier Concentration Risk [Member] Major Vendor One [Member] USD ($)	Sep. 30, 2012 Supplier Concentration Risk [Member] USD ($)	Sep. 30, 2011 Supplier Concentration Risk [Member]	Sep. 30, 2012 Supplier Concentration Risk [Member] USD ($)	Sep. 30, 2011 Supplier Concentration Risk [Member]	Dec. 31, 2011 Supplier Concentration Risk [Member] USD ($)	Dec. 31, 2010 Supplier Concentration Risk [Member]
Allowance for Doubtful Accounts Receivable (in Dollars)	$ 246,998		$ 246,998			$ 0
Property, Plant and Equipment, Salvage Value, Percentage	10.00%		10.00%	10.00%		10.00%
Property, Plant and Equipment, Useful Life																	20 years	20 years	5 years	5 years	10 years	10 years	10 years	10 years	5 years	5 years
Gain (Loss) on Disposition of Assets (in Dollars)	0	0	(123,587)		0	0	(144,732)
Research and Development Expense (in Dollars)	115,146	41,668	365,306		106,343	164,720	77,654
Corporate income tax, PRC			25.00%	25.00%		25.00%
Income Tax Expense (Benefit) (in Dollars)	510,542	277,824	1,047,646		655,859	1,460,511	1,035,081
Unrecognized Tax Benefits (in Dollars)	3,818,073		3,818,073			3,709,129	2,189,194	1,346,203
Unrecognized Tax Benefits, Period Increase (Decrease) (in Dollars)			520,000			253,000
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense (in Dollars)	81,000	56,000	210,000		78,000	135,000	175,000
Undistributed Earnings of Foreign Subsidiaries (in Dollars)	10,500,000		10,500,000			8,700,000	2,500,000
VAT tax rate, sales			17.00%	17.00%		17.00%
Term Of Franchise Agreement			1 year	1 year		1 year
Initial Franchise Fees (in Dollars and Yuan Renminbi)				30,000		30,000
Store Build out Subsidy Period			6 months	6 months		6 years
Decline in Initial Franchise Fees, Description			The franchisee earns 30% of the rebate on its initial purchase from the Company and then at a rate of 5% of each subsequent purchase until fully refunded of its deposit or six months from the agreement date, whichever is earlier.	The franchisee earns 30% of the rebate on its initial purchase from the Company and then at a rate of 5% of each subsequent purchase until fully refunded of its deposit or six months from the agreement date, whichever is earlier.		The franchisee earns 30% of the rebate on its initial purchase from the Company and then at a rate of 5% of each subsequent purchase until fully refunded or six months from the agreement date, whichever is earlier
Other Accounts Payable and Accrued Liabilities (in Dollars)	173,997	187,758	173,997		187,758	187,758	121,914
Shipping, Handling and Transportation Costs (in Dollars)	155,550	118,626	455,142		336,568	485,069	559,425
Advertising Expense (in Dollars)	259,955	85,758	371,194		311,550	455,571	23,000
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)			155,100	155,100
Number of major customers																																												2	1	2	1	1	2
Concentration Risk, Percentage									23.00%	22.00%	43.00%		15.00%	15.00%	21.00%												20.00%	17.00%	17.00%	11.00%	12.00%	15.00%	10.00%	10.00%	12.00%	10.00%	10.00%	10.00%	12.00%	10.00%				38.00%	23.00%	37.00%	28.00%	24.00%	64.00%			66.00%	42.00%	37.00%	12.00%	31.00%	23.00%
Accounts and Other Receivables, Net, Current (in Dollars)	0		0			203,351	0					1,953,305				1,279,359																												10,876,870		10,876,870		2,071,711
Number of major vendors																																																				5	3	3	1	3	1
Accounts Payable, Trade (in Dollars)																																																		1,934,561	0	1,882,651		1,882,651		0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued (in Dollars)						$ 310,000	$ 175,000
Statute of limitations for underpayment of taxes, Tax Collection Law						three
Statute of limitations for underpayment of taxes, Tax Collection Law, extension period						five years if the underpayment of taxes is more than RMB 100,000
Statute of limitations, transfer pricing issues						ten
Foreign Currency Exchange Rate Description																																									RMB6.3009 = USD$1.00	RMB6.6227 = USD$1.00	MOP8.1633 = USD$1.00
Foreign Currency Weighted-Average Exchange Rate Description																																									RMB6.4588 = USD$1.00	RMB6.7695 = USD$1.00	MOP8.1566 = USD$1.00
Number of Operating Segments						1
Number of Reportable Segments						1